SCHEDULE OF STOCK OPTIONS (Details) - $ / shares		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, options outstanding, beginning balance						2,851,000	[1]	2,302,000	[1]	2,302,000	[1]	1,900,000
Weighted average exercise price, options outstanding, beginning balance	[2]					$ 5.00		$ 4.84		$ 4.84
Weighted average remaining contractual life, options outstanding, ending balance						1 year 1 month 6 days	[3]	1 year 3 months 18 days	[3]	3 years 3 months 18 days	[4]	1 year 3 months 18 days	[4]	3 years 1 month 6 days	[4]
Number of stock options, granted						570,000		969,000		969,000		429,000
Weighted average exercise price, granted						$ 2.30	[2]	$ 5.23	[2]	$ 5.23	[5]	$ 7.50	[5]
Weighted average remaining contractual life, Grants	[3]							4 years 8 months 19 days
Number of stock options, forfeited						(523,000)		(200,000)		(220,000)		(27,000)
Weighted average exercise price, forfeited							[2]	$ 6.25	[2]	$ 6.25	[5]	$ 7.50	[5]
Number of stock options, exercised							[6]	(200,000)	[6]	(200,000)	[7]		[7]
Weighted average exercise price, exercised							[2]	$ 1.65	[2]	$ 1.65	[5]		[5]
Number of stock options, options outstanding, ending balance		2,898,000	[6]	2,871,000	[6]	2,898,000	[6]	2,871,000	[6]	2,851,000	[1]	2,302,000	[1]	1,900,000
Weighted average exercise price, options outstanding, ending balance	[2]	$ 4.56		$ 4.96		$ 4.56		$ 4.96		$ 5.00		$ 4.84
Weighted average remaining contractual life, ending	[3]					3 years		3 years 3 months 18 days
Number of stock exercisable ending balance	[8]	2,180,000		1,712,000		2,180,000		1,712,000
Weighted average exercisable ending balance	[2]	$ 4.00		$ 4.53		$ 4.00		$ 4.53
Weighted average remaining contractual life, excersiable	[3]					3 years 1 month 6 days		2 years 8 months 12 days
Weighted average exercise price, options outstanding, beginning balance	[5]					$ 4.96		$ 4.84		4.84		4.29
Weighted average exercise price, options outstanding, ending balance	[5]									$ 4.96		$ 4.84		$ 4.29
Number of stock options, options vested, ending balance	[9]									1,898,000		1,673,000
Weighted average exercise price, vested outstanding, ending balance	[5]									$ 4.53		$ 4.10
Weighted average remaining contractual life, vested outstanding, ending balance	[4]									2 years 8 months 12 days		2 years 6 months
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance price		1.29				1.29				$ 1.50
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance price		7.50				$ 7.50				$ 7.50
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual life, options outstanding, ending balance						3 years				2 years 10 months 24 days
Weighted average exercise price, granted		$ 1.45		$ 4.41		$ 2.30		$ 5.23		$ 5.23		$ 7.50
Stock options to purchase		15,000		539,000		570,000		969,000		969,000		429,012
Stock option expired						523,337				220,001		26,667

[1]	As of December 31, 2021 and 2020, the aggregate intrinsic value of stock options outstanding was $0 million and $3.1 million, respectively.
[2]	Represents the weighted average exercise price.
[3]	Represents the weighted average remaining contractual term until the stock options expire.
[4]	Represents the weighted average remaining contractual term until the stock options expire.
[5]	Represents the weighted average exercise price.
[6]	As of September 30, 2022, the aggregate intrinsic value of stock options outstanding was $0.
[7]	On the respective exercise dates, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.
[8]	As of September 30, 2022, the aggregate intrinsic value of exercisable stock options was $0.
[9]	As of December 31, 2021 and 2020, the aggregate intrinsic value of vested stock options was $0 million and $2.0 million, respectively.